Cash And Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 85,543	$ 122,293	[1]	$ 194,471		$ 194,471	$ 510,607
Interest on cash and cash equivalents	4,217	19,188
Canadian Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	156	2,438
US Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	85,289	119,569
Argentina, Pesos
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 98	$ 286

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.